Schedule of Exercise Prices of Common Stock Options (Details) - The Arena Group Holdings Inc [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
2016 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding	6,199,521
Number of Shares, Vested	3,444,261
2016 Stock Incentive Plan [Member] | Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 3.74
Exercise price lower range | $ / shares	$ 10.50
Number of Shares, Outstanding	4,879,580
Number of Shares, Vested	3,167,307
2016 Stock Incentive Plan [Member] | Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 10.51
Exercise price lower range | $ / shares	$ 15.52
Number of Shares, Outstanding	1,239,913
Number of Shares, Vested	201,976
2016 Stock Incentive Plan [Member] | Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 15.53
Exercise price lower range | $ / shares	$ 20.54
Number of Shares, Outstanding	11,270
Number of Shares, Vested	10,765
2016 Stock Incentive Plan [Member] | Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 20.55
Exercise price lower range | $ / shares	$ 25.56
Number of Shares, Outstanding	26,365
Number of Shares, Vested	21,820
2016 Stock Incentive Plan [Member] | Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 25.57
Exercise price lower range | $ / shares	$ 30.58
Number of Shares, Outstanding	1,251
Number of Shares, Vested	1,251
2016 Stock Incentive Plan [Member] | Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 30.59
Exercise price lower range | $ / shares	$ 35.60
Number of Shares, Outstanding	6,366
Number of Shares, Vested	6,366
2016 Stock Incentive Plan [Member] | Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 35.61
Exercise price lower range | $ / shares	$ 40.62
Number of Shares, Outstanding	2,728
Number of Shares, Vested	2,728
2016 Stock Incentive Plan [Member] | Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 40.63
Exercise price lower range | $ / shares	$ 48.40
Number of Shares, Outstanding	32,048
Number of Shares, Vested	32,048
ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding	999,540
Number of Shares, Exercisable	399,816
ABG Warrants [Member] | Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 9.24
Number of Shares, Outstanding	749,655
Number of Shares, Exercisable	299,862
ABG Warrants [Member] | Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 18.48
Number of Shares, Outstanding	249,885
Number of Shares, Exercisable	99,954
Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding	4,154
Number of Shares, Exercisable	1,881
Publisher Partner Warrant [Member] | Exercise Price Range One [Member] | Black-Scholes Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 29.04
Exercise price lower range | $ / shares	$ 34.03
Number of Shares, Outstanding	96
Number of Shares, Exercisable	96
Publisher Partner Warrant [Member] | Exercise Price Range Three [Member] | Black-Scholes Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 34.04
Exercise price lower range | $ / shares	$ 39.03
Number of Shares, Outstanding	1,247
Number of Shares, Exercisable	1,247
Publisher Partner Warrant [Member] | Exercise Price Range Four [Member] | Black-Scholes Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 39.04
Exercise price lower range | $ / shares	$ 44.03
Number of Shares, Outstanding	2,763
Number of Shares, Exercisable	490
Publisher Partner Warrant [Member] | Exercise Price Range Five [Member] | Black-Scholes Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price lower range | $ / shares	$ 44.04
Exercise price lower range | $ / shares	$ 49.50
Number of Shares, Outstanding	48
Number of Shares, Exercisable	48